June 1, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Filings — Rule 497(e)

Re:	Credit Suisse Managed Futures Strategy Fund (the “Fund”)
Credit Suisse Opportunity Funds
(Securities Act File No. 33-92982;
Investment Company Act File No. 811-9054)

Ladies and Gentlemen:

On behalf of the Fund and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing with the Securities and Exchange Commission are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information for the Fund in a supplement, dated May 22, 2015, to the Prospectus, dated February 27, 2015.  The purpose of the filing is to submit the 497 filing dated May 22, 2015 in XBRL for the Fund.

Please address any comments or questions to the attention of the undersigned at (212) 325-7349.

Very truly yours,

/s/ Karen Regan
Karen Regan
Secretary

Enclosures

cc:           Rose F. DiMartino